DREYFUS PREMIER STATE MUNICIPAL BOND FUND
                                 GEORGIA SERIES
                           --------------------------


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           ---------------------------


To the Shareholders:

          A Special Meeting of Shareholders of the Georgia Series (the "Series") of Dreyfus Premier State Municipal Bond Fund (the "Trust") will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, on Tuesday, July 25, 2000 at 10:00 a.m. for the following purposes:

          1. To consider an Agreement and Plan of Reorganization providing for the transfer of all of the assets, subject to liabilities, attributable to Class A, Class B and Class C shares of the Series to Dreyfus Premier Municipal Bond Fund (the "Fund") in exchange (the "Exchange") for the Fund's corresponding Class A, Class B and Class C shares and the assumption by the Fund of the Series' stated liabilities. Class A, Class B and Class C shares of the Fund received in the Exchange will be distributed by the Series to its Class A, Class B and Class C shareholders, respectively, in liquidation of the Series, after which the Series will be terminated as a series of the Trust; and

          2. To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof. Shareholders of record at the close of business on May 15, 2000, will be entitled to receive notice of and to vote at the meeting.

                       By Order of the Board of Trustees


                                                        Steven F. Newman,
                                                        Secretary


New York, New York
June 1, 2000


==============================================================================
                       WE NEED YOUR PROXY VOTE IMMEDIATELY

          A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS OF THE SERIES WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF ITS SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE SERIES, AT ITS SHAREHOLDERS' EXPENSE, WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE SERIES TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

==============================================================================





                    DREYFUS PREMIER STATE MUNICIPAL BOND FUND
                                 GEORGIA SERIES
                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166


Dear Shareholder:

          As a shareholder of the Georgia Series (the "Series") of Dreyfus Premier State Municipal Bond Fund (the "Trust"), you are entitled to vote on the proposal described below and in the enclosed materials.

          Because the Series has been unable to attract sufficient current assets under management to operate efficiently as a separate series of the Trust without significant expense subsidization, management of the Trust has determined that it would be in the best interest of the Series and its shareholders if the Series were to exchange its assets (subject to liabilities) for shares of a larger fund advised by The Dreyfus Corporation. It is proposed that this exchange take place with Dreyfus Premier Municipal Bond Fund (the "Fund") which has substantially similar investment objectives and management policies, but which does not invest primarily in Municipal Obligations that are exempt from Georgia state income taxes.

          The proposal provides that the Series exchange (the "Exchange") all of its assets, subject to liabilities, attributable to its Class A, Class B and Class C shares, for Class A, Class B and Class C shares, respectively, of the Fund. Promptly thereafter, the Series will distribute pro rata the Fund shares received in the Exchange to its shareholders in complete liquidation of the Series. Thus, each shareholder will receive for his or her Class A, Class B or Class C Series shares a number of corresponding Class A, Class B or Class C Fund shares equal to the value of the Series shares as of the date of the Exchange. No sales charge or contingent deferred sales charge will be imposed at the time of the Exchange. The Exchange will not result in the imposition of Federal income tax on you. Shareholders who do not wish to participate in the Exchange may redeem their shares prior to the Exchange. Any contingent deferred sales charge applicable upon redemption of such shares will be waived and any sales load deducted at the time of purchase of such shares on or after January 1, 1999 will be reimbursed to such shareholders by The Dreyfus Corporation.

          Further information about the transaction is contained in the enclosed materials, which you should review carefully.

          Please take the time to consider the enclosed materials and then vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience.

          THE TRUST'S BOARD MEMBERS RECOMMEND THAT THE SERIES' SHAREHOLDERS VOTE IN FAVOR OF THE PROPOSED TRANSACTION. If you have any questions after considering the enclosed materials, please contact your Service Agent.

                                                     Sincerely,


                                                     Stephen E. Canter,
                                                     President


June 1, 2000

                                                            June 1, 2000


                          ACQUISITION OF THE ASSETS OF

                    DREYFUS PREMIER STATE MUNICIPAL BOND FUND
                                 GEORGIA SERIES

                        BY AND IN EXCHANGE FOR SHARES OF

                       DREYFUS PREMIER MUNICIPAL BOND FUND

                           PROSPECTUS/PROXY STATEMENT

                         SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 25, 2000



          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Dreyfus Premier State Municipal Bond Fund (the "Trust") on behalf of its Georgia Series (the "Series") to be used at the Special Meeting of Shareholders (the "Meeting") of the Series to be held on Tuesday, July 25, 2000 at 10:00 a.m., at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on May 15, 2000 are entitled to receive notice of and to vote at the Meeting.


          It is proposed that the Series transfer all of its assets, subject to liabilities, attributable to its Class A, Class B and Class C shares, to Dreyfus Premier Municipal Bond Fund (the "Fund") in exchange (the "Exchange") for corresponding Class A shares, Class B shares and Class C shares of the Fund, all as more fully described herein. Upon consummation of the Exchange, Fund shares received by the Series will be distributed to Series shareholders, with each shareholder receiving a pro rata distribution of Fund shares (or fractions thereof) for Series shares held prior to the Exchange. Thus, it is contemplated that each shareholder will receive for his or her Series shares a number of Fund Class A shares, Class B shares or Class C shares (or fractions thereof) equal in value to the aggregate net asset value of the shareholder's Series shares of each such Class as of the date of the Exchange.

          This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely information about the Fund that Series shareholders should know before voting on the Proposal or investing in the Fund.


          A Statement of Additional Information ("SAI") dated June 1, 2000, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a Web site (HTTP://WWW.SEC.GOV) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Fund and Series. A copy of the SAI is available without charge by calling 1-800-554-4611 or writing to the Fund at its principal executive offices located at 200 Park Avenue, New York, New York 10166.


-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

          The Series and the Fund are open-end, management investment companies advised by The Dreyfus Corporation ("Dreyfus"). They also have the same distributor, and substantially similar investment objectives and management policies, except that the Fund invests primarily in municipal bonds that provide income exempt from Federal income tax, whereas the Series invests primarily in municipal bonds that also provide income exempt from Georgia state income tax for Georgia residents. The substantive differences between the Series and the Fund are set forth herein.

          The Fund's Prospectus dated September 1, 1999, the Fund's Annual Report for the fiscal year ended April 30, 1999, and the Fund's Semi-Annual Report for the six months ended October 31, 1999 each accompany this Prospectus/Proxy Statement and are incorporated by reference. FOR A FREE COPY OF THE SERIES' PROSPECTUS DATED SEPTEMBER 1, 1999, THE SERIES' ANNUAL REPORT FOR THE FISCAL YEAR ENDED APRIL 30, 1999, AND THE SERIES' SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED OCTOBER 31, 1999, WRITE TO THE SERIES AT THE TRUST'S PRINCIPAL EXECUTIVE OFFICES LOCATED AT 200 PARK AVENUE, NEW YORK, NEW YORK 10166, OR CALL 1-800-554-4611.

          Shareholders are entitled to one vote for each share of beneficial interest of the Series, par value $.001 per share, held and fractional votes for each fractional Series share held. Class A, Class B and Class C shareholders will vote together on the Proposal. Series shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed form of proxy is executed and returned, it nevertheless may be revoked by giving another proxy or by letter or telegram directed to the Series, which must indicate the shareholder's name and account number. To be effective, such revocation must be received before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. As of April 30, 2000, the following numbers of Series shares were issued and outstanding:


      CLASS A SHARES          CLASS B SHARES            CLASS C SHARES
       OUTSTANDING             OUTSTANDING               OUTSTANDING
       -------------           --------------           ----------------
          920,575                  523,010                   6,874

          Proxy materials will be mailed to shareholders of record on or about June 7, 2000.

                                TABLE OF CONTENTS
Summary.......................................................................5
Reasons for the Exchange.....................................................10
Information about the Exchange...............................................11
Additional Information about the Fund and Series.............................12
Voting Information...........................................................13
Financial Statements and Experts.............................................16
Other Matters................................................................16
Notice to Banks, Broker/Dealers and Voting Trustees and Their Nominees.......16

          APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION
          PROVIDING FOR THE TRANSFER OF ALL OF THE ASSETS OF THE SERIES TO THE FUND

                                     SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Fund Prospectus, the Series Prospectus and the form of Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Exhibit A.

          PROPOSED TRANSACTION. The Trust's Board, including the Board members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), has unanimously approved an Agreement and Plan of Reorganization (the "Plan"). The Plan provides that, subject to the requisite approval of the Series shareholders, on the date of the Exchange the Series assign, transfer and convey to the Fund all of the assets (subject to liabilities) of the Series, including all securities and cash, attributable to its Class A, Class B and Class C shares, in exchange for Class A, Class B and Class C shares of the Fund, respectively, having an aggregate net asset value equal to the value of the net assets attributable to the Series' corresponding Class of shares. The Series will distribute all Fund shares received by it among its shareholders so that each Class A, Class B and Class C shareholder will receive a pro rata distribution of Fund Class A, Class B and Class C shares (or fractions thereof), respectively, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Series shares as of the date of the Exchange. Thereafter, the Series will be terminated as a series of the Trust.

          As a result of the Exchange, each Series shareholder will cease to be a shareholder of the Series and will become a shareholder of the Fund as of the close of business on the date of the Exchange. No sales charge or contingent deferred sales charge ("CDSC") will be imposed at the time of the Exchange.

          The Trust's Board has concluded unanimously that the Exchange would be in the best interests of shareholders of the Series and the interests of existing shareholders of the Series would not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Exchange."

          TAX CONSEQUENCES. As a condition to the closing of the Exchange, the Trust and the Fund will receive an opinion of counsel to the effect that, for Federal income tax purposes, (a) no gain or loss will be recognized by the Series' shareholders as a result of the Exchange, (b) the holding period and aggregate tax basis of Fund shares received by a Series' shareholder will be the same as the holding period and aggregate tax basis of the shareholder's Series shares, and (c) the holding period and tax basis of the Series' assets transferred to the Fund as a result of the Exchange will be the same as the holding period and tax basis of such assets held by the Series immediately prior to the Exchange. See "Information about the Exchange--Tax Consequences."

          COMPARISON OF THE SERIES AND FUND. The following discussion is primarily a summary of certain parts of the Series Prospectus and the Fund Prospectus. Information contained herein is qualified by the more complete information set forth therein, which is incorporated herein by reference.

          GOAL/APPROACH. The Series and the Fund have similar investment goals. Each seeks to maximize current income exempt from Federal income tax, to the extent consistent with the preservation of capital, with respect to the Fund, or without undue risk, with respect to the Series. The Series, however, also seeks current income exempt from Georgia state income tax. To pursue their respective goals, each of the Fund and Series normally invests substantially all of its assets in municipal bonds that provide income exempt from Federal income tax, but, for the Series, these bonds generally also must provide income exempt from Georgia state income tax for Georgia residents ("Georgia Municipal Obligations"). As a result of this difference, the dividends paid by the Fund are not exempt from Georgia state income tax to residents of Georgia.

          The Series and Fund each invests at least 70% of its assets in investment grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, each may invest up to 30% of its assets in municipal bonds rated below investment grade ("high yield" or "junk bonds") or the unrated equivalent as determined by Dreyfus. In addition, the Series is required, under ordinary circumstances, to invest at least 65% of its assets in Georgia Municipal Obligations. The Fund does not limit its investments to the municipal obligations of any single state.

          The Fund is a diversified investment company, the Series is non-diversified. As a diversified fund, the Fund is required under the 1940 Act to spread its investments among more issuers.

          In all other material respects, the management policies of the Series and the Fund are the same. For a more complete discussion of the Series' or Fund's management policies, see "Goal/Approach" in the Series Prospectus or the Fund Prospectus, respectively.

          The Series is a separate portfolio of the Trust, which, like the Fund, is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts.

          MAIN RISKS The risks associated with an investment in the Fund and Series are substantially similar and include interest rate, income, credit, market and call risks. As a result, the value of your investment in the Fund, as in the Series, will fluctuate, which means that you could lose money.

          The Series purchases primarily Georgia Municipal Obligations and, consequently, its portfolio is more sensitive to risks specific to that state. If there should be a default or other financial crisis relating to Georgia or an agency or municipality thereof, the market value and marketability of outstanding Georgia Municipal Obligations in the Series' portfolio and the interest income to the Series could be adversely affected. The Fund does not concentrate its investments in Georgia or any other state. The Series is non-diversified, which means that a relatively high percentage of Series' assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers than that of the Fund which is diversified.

          The Series and the Fund may invest up to 30% of the value of its net assets in higher yielding (and, therefore, higher risk) debt securities (commonly known as junk bonds). The market price and yield of these bonds are more volatile than those of higher rated bonds. Factors adversely affecting the market price and yield of these securities will adversely affect the Series' or Fund's net asset value. In addition, the retail secondary market for these bonds may be less liquid than that of higher rated bonds; adverse market conditions could make it difficult at times for the Series or Fund to sell certain securities or could result in lower prices than those used in calculating the Series' or Fund's net asset value.

          Although the objective of the Fund and Series is to generate income exempt from Federal income tax and, for the Series, from Georgia state income tax, interest from some of their holdings may be subject to the Federal alternative minimum tax.

          The Fund and Series, at times, may invest in certain derivatives, such as futures and options. Derivatives can be illiquid and highly volatile.

          See "Main Risks" in the relevant Prospectus for a more complete description of investment risks.

          SALES CHARGES. The schedule of the initial sales charge imposed on Class A shares and the CDSC imposed at the time of redemption of Class B and Class C shares for Series and Fund shares is identical. In addition, Series Class A shares and Fund Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase are subject to the same CDSC. See in the relevant Prospectus "Account Policies-Buying Shares--Class A Shares" for a discussion of the initial sales charge and "Account Policies-Selling Shares--Contingent Deferred Sales Charge" for a discussion of the CDSC imposed on Class B and Class C shares.


          FEES AND EXPENSES. The following information concerning fees and expenses of the Series and Fund is derived from information set forth under the caption "Expenses" in the relevant Prospectus. The fees and expenses of the Series and Fund set forth below are for the fiscal year ended April 30, 1999, except that annual operating expenses for the Series have been restated to reflect an undertaking by Dreyfus, in effect from July 29, 1999 to April 30, 2000, to reduce its management fee or pay certain other expenses to the extent the Series' aggregate expenses, excluding 12b-1 distribution fees, taxes, brokerage, commitment fees, interest on borrowings and extraordingary expenses, exceed an annual rate of 0.89% of the Series' average daily net assets. This undertaking was voluntary and may be withdrawn by Dreyfus at any time. The "Pro Forma After Exchange" information is based on net assets and fund accruals of the Series and Fund as of April 30, 2000. Annual fund operating expenses are paid out of Fund assets, so their effect is reflected in the respective share price.


ANNUAL FUND
OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)
(percentage of average daily net assets):


                                                                           PRO FORMA
                                                                             AFTER
                                                                            EXCHANGE
                               SERIES                    FUND                FUND
                               CLASS A                  CLASS A              CLASS A
                               --------                 --------            ---------

Management fees                  .55%                    .55%                 .55%
Rule 12b-1 fee                   None                    None                 None
Shareholder services fee         .25%                    .25%                 .25%
Other expenses                   .19%                    .11%                 .17%
------------------------     -----------              ----------             --------
Total                            .99%                    .91%                 .97%
------------------------     -----------              ----------             --------
Less fee waivers                 .10%                     --                   --
------------------------     -----------              ----------             --------
Net expenses                     .89%                    .91%                 .97%

                                                                           PRO FORMA
                                                                             AFTER
                                                                            EXCHANGE
                               SERIES                    FUND                FUND
                               CLASS B                  CLASS B              CLASS B
                               --------                 --------            ---------

Management fees                  .55%                    .55%                 .55%
Rule 12b-1 fee                   .50%                    .50%                 .50%
Shareholder services fee         .25%                    .25%                 .25%
Other expenses                   .19%                    .11%                 .19%
-------------------------    -----------              ----------             --------
Total                           1.49%                   1.41%                1.49%
-------------------------    -----------              ----------             --------
Less fee waivers                 .10%                    --                    --
-------------------------    -----------              ----------             --------
Net expenses                    1.39%                  1.41%                 1.49%

                                                                           PRO FORMA
                                                                             AFTER
                                                                            EXCHANGE
                               SERIES                    FUND                FUND
                               CLASS C                  CLASS C              CLASS C
                               --------                 --------            ---------

Management fees                  .55%                    .55%                 .55%
Rule 12b-1 fee                   .75%                    .75%                 .75%
Shareholder services fee         .25%                    .25%                 .25%
Other expenses                   .44%                    .12%                 .17%
------------------------     -----------              ----------             --------
Total                           1.99%                   1.67%                1.72%
-------------------------    -----------              ----------             --------
Less fee waiver                  .35%                     --                   --
-------------------------    -----------              ----------             --------
Net expenses                    1.64%                  1.67%                 1.72%


EXAMPLE


          This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


                                                                                                     Fund Pro Forma After
                           Series                                    Fund                                   Exchange
             -----------------------------------    ---------------------------------         ------------------------------------
               Class A    Class B    Class C         Class A      Class B    Class C            Class A     Class B     Class C
                Shares     Shares*    Shares*         Shares      Shares*     Shares*           Shares      Shares*     Shares*
                ------     ------     ------          ------      ------      ------            ------      ------      -------
1 Year         $546       $552/      $302/ $202      $539       $545/        $270/            $545        $552/        $275/$175
                          $152                                  $145         $170                         $152

3 Years        $751       $771/      $624/           $727       $749/        $526/            $745        $771/        $542/$542
                          $471       $624                       $449         $526                         $471

5 Years        $972       $1,013/    $1,073/         $931       $976/        $907/            $962        $1,013/      $933/$933
                          $813       $1,073                     $776         $907                         $813

10 Years       $1,608     $1,521**/  $2,317/         $1,519     $1,436**/    $1,976/          $1,586      $1,510**/    $2,030/$2,030
                          $1,521**   $2,317                     $1,436**     $1,976                       $1,510**


------------------------------
*   With redemption/without redemption
**  Assumes conversion of Class B to Class A at end of sixth year following the date of purchase.

          PAST PERFORMANCE. The bar chart and table below show some of the risks of investing in the Fund. The bar chart shows the changes in the Fund's Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the Fund's average annual total return to that of the Lehman Brothers Municipal Bond Index, a widely recognized, unmanaged index of municipal bond performance. The chart and table assume reinvestment of dividends and distributions. For performance information of the Series, see the Trust's Prospectus under the caption of "Georgia Series -- Past Performance." Of course, past performance is no guarantee of future results.

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%) CLASS A SHARES OF THE FUND


              7.33%       13.89%      10.00%      14.40%      -6.41%      17.46%      3.96%      9.59%      4.48%      -5.82%
           ------------ ----------- ----------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
               `90         `91         `92         `93         `94         `95         `96        `97        `98        `99

Best Quarter:                         Q1 `95                             +6.60%

Worst Quarter:                        Q1 `94                             -6.33%


The Fund's Class A year-to-date total return as of 3/31/00 was 2.03%.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99


                                        Inception Date         1 Year           5 Years          10 Years        Since Inception
Class A Shares                            (11/26/86)           -10.05%           4.69%             6.11%                -

Class B Shares                            (1/15/93)            -9.84%            4.80%               -                4.53%

Class C Shares                            (7/13/95)            -7.38%              -                 -                3.04%

Lehman Brothers Municipal Bond                                 -2.06%            6.91%             6.89%              5.83%*
Index

--------------------
*   Based on the life of Class B. For comparative purposes, the value of the index on 12/31/92 is used as the beginning value on 1/15/93.


          INVESTMENT RESTRICTIONS. The 1940 Act requires that a relatively limited number of investment policies and restrictions be designated as fundamental policies that cannot be changed without shareholder approval. One such fundamental policy is a fund's classification as either a diversified or non-diversified investment company. The Fund is a diversified investment company which may not invest more than 5% of the value of its assets in the obligations of a single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation. The Series is a non-diversified investment company, meaning the proportion of the Series' assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, each seeks to meet the diversification requirements of the Internal Revenue Code and qualify as a regulated investment company. To meet Federal tax requirements, at the close of each quarter a fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of the total assets, not more than 5% of its total assets invested in any one issuer.

          In all other respects, the fundamental policies and investment restrictions of the Series and the Fund are identical.

          INVESTMENT ADVISER The investment adviser for the Fund and Series is Dreyfus, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

          PRIMARY PORTFOLIO MANAGERS. The primary portfolio manager for the Series is A. Paul Disdier, who has been employed by Dreyfus since February 1988. Mr. Disdier also serves as a portfolio manager for the Fund. The primary portfolio manager for the Fund is Samuel J. Weinstock, who has been employed by Dreyfus since March 1987. Mr. Weinstock also serves as a portfolio manager for the Series.

          BOARD MEMBERS. The Fund and Trust have the same Board members. For a description of the Board members, see the relevant Statement of Additional Information under the caption "Management of the Fund."


          CAPITALIZATION. Both the Series and the Fund have classified its respective shares into three classes--Class A, Class B and Class C. The following table sets forth as of April 30, 2000 (1) the capitalization of each class of the Series' shares, (2) the capitalization of each class of the Fund's shares and (3) the pro forma capitalization of each class of the Fund's shares, as adjusted showing the effect of the Exchange had it occurred on such date.




                                                                                                     PRO FORMA
                                                                                                       AFTER
                                                                                                      EXCHANGE
                                            SERIES                        FUND                         FUND
                                            CLASS A                      CLASS A                      CLASS A
                                           -------                      --------                     ---------
Total net assets.........               $11,810,441                  $360,752,325                 $372,562,766

Net asset value
  per share..............                    $12.83                        $12.75                       $12.75

Shares outstanding.......                   920,575                    28,294,310                   29,220,609

                                                                                                     PRO FORMA
                                                                                                       AFTER
                                                                                                     EXCHANGE
                                           SERIES                        FUND                         FUND
                                           CLASS B                      CLASS B                      CLASS B
                                           -------                      --------                     ---------

Total net assets.........                $6,711,991                   $52,802,732                 $ 59,514,723
Net asset value
  per share..............                    $12.83                        $12.75                       $12.75

Shares outstanding.......                   523,010                     4,140,204                    4,667,821

                                                                                                     PRO FORMA
                                                                                                       AFTER
                                                                                                      EXCHANGE
                                            SERIES                        FUND                          FUND
                                           CLASS C                      CLASS C                        CLASS C
                                           -------                      --------                      ---------

Total net assets.........                   $88,126                    $4,469,560                   $4,557,686

Net asset value                              $12.82                        $12.77                       $12.77
  per share..............

Shares outstanding.......                     6,874                       349,997                      356,906



          PURCHASE PROCEDURES. The purchase procedures of the Series and Fund are identical. See "Account Policies - Buying Shares" in the relevant Prospectus for a discussion of purchase procedures.

          DISTRIBUTION PLAN. Fund Class B shares and Fund Class C shares are subject to a Rule 12b-1 Plan which is identical to that adopted by the Series for its Class B and Class C shares. The Fund and Series each pay an annual fee to the distributor to finance the sale of Class B and Class C shares. Because this fee is paid out of the assets attributable to Class B and Class C on an ongoing basis, over time it will increase the cost of your investment in Class B or Class C shares of the Fund and Series and may cost you more than paying other types of sales charges. See "Distribution Plan and Shareholder Services Plan--Distribution Plan" in the relevant Statement of Additional Information for a discussion of the Rule 12b-1 Plan.

          SHAREHOLDER SERVICES PLAN. Fund Class A shares, Class B shares and Class C shares are subject to a Shareholder Services Plan which is identical to that adopted by the Series for its Class A, Class B and Class C shares. See "Distribution Plan and Shareholder Services Plan--Shareholder Services Plan" in the relevant Statement of Additional Information for a discussion of the Shareholder Services Plan.

          REDEMPTION PROCEDURES. The redemption procedures of the Series and Fund are identical. See "Account Policies - Selling Shares" in the relevant Prospectus for a discussion of redemption procedures.

          DISTRIBUTIONS. The dividend and distributions policies of the Series and Fund are identical. See "Distributions and Taxes" in the relevant Prospectus for a discussion of such policies.

          SHAREHOLDER SERVICES. The shareholder services offered by the Series and Fund are identical. See "Services for Fund Investors" in the relevant Prospectus for a description of shareholder services.

                            REASONS FOR THE EXCHANGE


          The Boards of Trustees of the Trust and the Fund have concluded that the Exchange is in the best interests of their respective shareholders. Each Board believes that the Exchange will permit shareholders to pursue substantially similar investment goals in a larger fund without diluting shareholders' interests. The Series has been unable to attract sufficient assets to operate efficiently as a separate series of the Trust without significant expense subsidization which Dreyfus has indicated it will not continue indefinitely. As of April 30, 2000, the Series had assets under management of approximately $18,610,558. The expense ratio of the Series after fee waivers and expense reimbursements by Dreyfus is lower than that of the Fund. However, Dreyfus has informed the Board that it does not intend to continue waiving fees and reimbursing other Series' expenses indefinitely. Without fee waivers and expense reimbursement, the Series' expense ratio is higher than that of the Fund. By combining the Series with the Fund, which has larger aggregate net assets, Series shareholders should obtain the benefits of economies of scale, which may result in a lower overall expense ratio (as compared to the expense ratio of the Series) through the spreading of fixed costs of fund operations over a somewhat larger asset base.


          In determining whether to recommend approval of the Exchange, each Board considered the following factors, among others: (1) the compatibility of the Series' and the Fund's investment objective, management policies and investment restrictions, as well as shareholder services offered by the Series and Fund; (2) the terms and conditions of the Exchange and whether the Exchange would result in dilution of shareholder interests; (3) expense ratios and published information regarding the fees and expenses of the Series and Fund, as well as the expense ratios of similar funds and the estimated expense ratio of the combined Fund; (4) the tax consequences of the Exchange; and (5) the estimated costs incurred by the Series and the Fund as a result of the Exchange. In addition, the Trust's Board considered the Series' inability to attract sufficient assets to operate efficiently without sufficient expense subsidization and Dreyfus's expressed intention not to continue such subsidization.

                         INFORMATION ABOUT THE EXCHANGE


          PLAN OF EXCHANGE. The following summary of the Plan is qualified in its entirety by reference to the form of Plan attached hereto as Exhibit A. The Plan provides that the Fund will acquire all of the assets of the Series, attributable to the Series' Class A, Class B and Class C shares, in exchange for Fund Class A, Class B and Class C shares, respectively, and the assumption by the Fund of the Series' stated liabilities on August 22, 2000, or such later date as may be agreed upon by the parties (the "Closing Date"). The number of Fund shares to be issued to the Series will be determined on the basis of the relative net asset values per share and aggregate net assets of the corresponding Class of the Fund and the Series, generally computed as of the close of trading on the floor of the New York Stock Exchange (currently at 4:00 p.m., New York time) (except for options and futures contracts, if any, which will be valued 15 minutes after the close of trading) on the Closing Date. Portfolio securities of the Series and the Fund will be valued in accordance with the valuation practices of the Fund and Series, which are described under the caption "Account Policies-Buying Shares" in the relevant Prospectus and under the caption "Determination of Net Asset Value" in the relevant Statement of Additional Information.


          Prior to the Closing Date, the Series will declare a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to Series' shareholders all of the Series' previously undistributed investment company taxable income, if any, for the taxable period ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the fiscal period ending on or prior to the Closing Date, and all of its previously undistributed net capital gain realized in the fiscal period ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

          As conveniently as practicable after the Closing Date, the Series will liquidate and distribute pro rata to its Class A, Class B and Class C shareholders of record as of the close of business on the Closing Date Fund Class A shares, Fund Class B shares and Fund Class C shares, respectively, received by it in the Exchange. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Fund in the name of each Series shareholder, each account representing the respective pro rata number of Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Series will be terminated as a series of the Trust. After the Closing Date, any outstanding certificates representing Series shares will represent Fund shares distributed to the record holders of the Series. Upon presentation to the transfer agent of the Fund, Series share certificates will be exchanged for Fund share certificates, at the applicable exchange rate. Certificates for Fund shares will be issued only upon the investor's written request.

          The Plan may be amended at any time prior to the relevant Exchange. The Trust will provide Series shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Series and Fund under the Plan are subject to various conditions, including approval by Series shareholders holding the requisite number of Series shares and the continuing accuracy of various representations and warranties of the Series and the Fund being confirmed by the respective parties.

          The total expenses of the Exchange are expected to be approximately $35,200, which will be borne pro rata according to the aggregate net assets of the Fund and Series on the date of the Exchange.

          If the Exchange is not approved by the Series' shareholders, the Trust's Board will consider other appropriate courses of action, including liquidating the Series.

          TEMPORARY SUSPENSION OF CERTAIN OF THE SERIES' INVESTMENT RESTRICTIONS. Since certain of the Series' existing investment restrictions could preclude the Series from consummating the Exchange in the manner contemplated in the Plan, Series shareholders are requested to authorize the temporary suspension of certain investment restrictions which restrict the Series' ability to (i) purchase securities other than municipal obligations and taxable investments (as defined in the Series Statement of Additional Information) and (ii) invest more than 25% of its total assets in the securities of issuers in any single industry, as set forth in the Series Statement of Additional Information, as well as the temporary suspension of any other investment restriction of the Series to the extent necessary to permit the consummation of the Exchange. The temporary suspension of the Series' investment restrictions will not affect the investment restrictions of the Fund. A vote in favor of the Proposal is deemed to be a vote in favor of the temporary suspensions.

          FEDERAL INCOME TAX CONSEQUENCES. The exchange of the Series' assets for Fund shares is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Exchange, the Fund and Series will receive the opinion of Stroock & Stroock & Lavan, LLP, counsel to the Fund and the Series, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for Federal income tax purposes: (1) the transfer of all of the Series' assets in exchange for Fund shares and the assumption by the Fund of the Series' liabilities will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) with respect to the Series; (2) no gain or loss will be recognized by the Fund upon the receipt of the Series' assets solely in exchange for Fund shares and the assumption by the Fund of liabilities of the Series; (3) no gain or loss will be recognized by the Series upon the transfer of its assets to the Fund in exchange for Fund shares and the assumption by the Fund of the Series' liabilities or upon the distribution (whether actual or constructive) of Fund shares to Series shareholders in exchange for their Series shares; (4) no gain or loss will be recognized by the Series shareholders upon the exchange of Series shares for Fund Shares; (5) the aggregate tax basis for Fund shares received by each Series shareholder pursuant to the Exchange will be the same as the aggregate tax basis for Series shares held by such shareholder immediately prior to the Exchange, and the holding period of Fund shares to be received by the Series shareholder will include the period during which Series shares surrendered in exchange therefor were held by such shareholder (provided Series shares were held as capital assets on the date of the Exchange); and (6) the tax basis of Series assets acquired by the Fund will be the same as the tax basis of such assets to the Series immediately prior to the Exchange, and the holding period of Series assets in the hands of the Fund will include the period during which those assets were held by the Series.

          NEITHER THE SERIES NOR THE FUND HAS SOUGHT A TAX RULING FROM THE INTERNAL REVENUE SERVICE ("IRS"). THE OPINION OF COUNSEL IS NOT BINDING ON THE IRS NOR DOES IT PRECLUDE THE IRS FROM ADOPTING A CONTRARY POSITION. Series shareholders should consult their tax advisers regarding the effect, if any, of the proposed Exchange in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Exchange, Series shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Exchange. REQUIRED VOTE AND BOARD'S RECOMMENDATION

          The Trust's Board has approved the Plan and the Exchange and has determined that (i) participation in the Exchange is in the Series' best interests and (ii) the interests of shareholders of the Series will not be diluted as a result of the Exchange. Pursuant to the Trust's charter documents, an affirmative vote of a majority of the Series' shares outstanding and entitled to vote is required to approve the Plan and the Exchange.

                               THE TRUST'S BOARD,
   INCLUDING THE "NON-INTERESTED" BOARD MEMBERS, RECOMMENDS THAT THE SERIES'
         SHAREHOLDERS VOTE "FOR" APPROVAL OF THE PLAN AND THE EXCHANGE.


                ADDITIONAL INFORMATION ABOUT THE FUND AND SERIES

          Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund Prospectus forming a part of the Registration Statement on Form N-1A (File No. 33-7496). Information about the Series is incorporated by reference into this Prospectus/Proxy Statement from the Series Prospectus forming a part of the Trust's Registration Statement on Form N-1A (File No. 33-10238).

          The Fund and Series are subject to the requirements of the 1940 Act, and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund or Series may be inspected and copied at the Public Reference Facilities of the Commission at 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549 and at the Northeast regional office of the Commission at 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                               VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally, by telephone or by telegraph, and the Series may pay persons holding its Series shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited, the shareholder will be asked to provided his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Fund's proxy statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Series a written notice or revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

          If a proxy is properly executed and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Series shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Series shares represented thereby will be considered to be present at a Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will not constitute a vote "for" or "against" a matter and will be disregarded in determining the "votes cast" on an issue. For this reason, abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the Proposal.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the Proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the Proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Series shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the Proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the Proposal against any adjournment. A quorum is constituted with respect to the Series by the presence in person or by proxy of the holders of more than 30% of the outstanding Series shares entitled to vote at the Meeting.

          The votes of the Fund's shareholders are not being solicited since their approval or consent is not necessary for the Exchange.

          As of April 12, 2000, the following were known by the Trust to own of record 5% or more of the outstanding voting shares of the Series and indicated
Class:


               NAME AND ADDRESS                PERCENTAGE OUTSTANDING
               ----------------                -----------------------
                                               Before             After
                                              Exchange           Exchange
                                              --------           ---------
CLASS A

MERRILL LYNCH PIERCE                          10.0182%             0.3143%
FENNER & SMITH, INC,                          Shares               Shares
 FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E FL. 3
JACKSONVILLE, FL 32246

CLASS B

BRIAN O. JORDAN &                             16.2206%             1.8137%
PAMELA B. JORDAN JT WROS                      Shares               Shares
1050 BEDFORD GARDENS DR
ALPHARETTA, GA 30022

MERRIL LYNCH PIERCE                           13.7829%             1.5412%
FENNER & SMITH, INC.                          Shares               Shares
FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E FL. 3
JACKSONVILLE, FL 32246

FIRST CLEARING CORPORATION                    12.1464%             1.3582%
FRAZIER WATSON FRANKLIN AND
BETTY C. FRANKLIN  JTWROS
331 COVERED BRIDGE PL. SW
SMYRNA, GA 30082

NFSC FEBO                                      9.6820%             1.0826%
WALLACE F. MARTIN                              Shares              Shares
SARA P. FLOWER
163 SWEETGUM ROAD
LAWRENCEVILLE, GA 30045

NFSC FEBO                                      6.7589%             0.7558%
ZACK Z MARTIN                                  Shares              Shares
P.O. BOX 803
LAWRENCEVILLE, GA 30245

DONALDSON LUFKIN JENRETTE                      5.9359%             0.6637%
SECURITIES CORPORATION INC.                    Shares              Shares
P. O. BOX 2052
JERSEY CITY, NJ 07303

CLASS C

MARTHA S. STEPHENSON TTEE                     64.4126%             1.2827%
ELISSA CLAIRE STEPHANSON IRREV                Shares               Shares
TRUST U/A DTD 2/17/84
F B O ELISSA CLAIRE STEPHENSON
531 LITTLE JOHN DR
LILBURN, GA  30047

PAINEWEBBER FOR THE BENEFIT OF                21.8421%             0.4350%
GEORGE H. SANDERLIN                           Shares               Shares
2285 PEACHTREE RD NE
ATLANTA, GA 30309

MERRILL LYNCH PIERCE                          12.4759%             0.2484%
FENNER & SMITH, INC.                          Shares               Shares
FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E FL. 3
JACKSONVILLE FL 32246

          As of April 12, 2000, the following were known by the Fund to own of record 5% or more of the outstanding voting shares of the indicated Class:


               NAME AND ADDRESS                PERCENTAGE OUTSTANDING
               ----------------                -----------------------
                                               Before             After
                                              Exchange           Exchange
                                              --------           ---------
CLASS A

None                                          None                 None

CLASS B

MERRILL LYNCH PIERCE                          13.9098%            12.3544%
FENNER & SMITH, INC.                          Shares              Shares
FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E FL. 3
JACKSONVILLE, FL 32246

CLASS C

MERRILL LYNCH PIERCE                          49.1569%             48.1780%
FENNER & SMITH, INC.                          Shares               Shares
FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E FL. 3
JACKSONVILLE, FL 32246

NORWEST INVESTMENT SERVICES, INC.             6.8833%              6.7462%
FBO 020973011                                 Shares               Shares
NORTHSTAR BUILDING EAST - 9TH FLOOR
608 SECOND AVENUE, SOUTH
MINNEAPOLIS MN 55479

          As of April 12, 2000, Trustees and officers of the Fund, as a group, owned less than 1% of the Fund's outstanding shares. As of April 12, 2000, Trustees and officers of Trust, as a group, owned less than 1% of the Series' outstanding shares.

                        FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Series, and the audited financial statements of the Fund each for the fiscal year ended April 30, 1999, have been incorporated herein by reference in reliance upon the authority of the reports given by Ernst & Young LLP, the Fund's and Series' independent auditors, as experts in accounting and auditing. In addition, the unaudited financial statements of the Fund and Series, each for the six months ended October 31, 1999, also have been incorporated herein by reference.

                                  OTHER MATTERS

          The Trust's Trustees are not aware of any other matters which may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

               NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
                               AND THEIR NOMINEES

          Please advise the Trust, in care of Dreyfus Transfer, Inc., Attention:
Dreyfus Premier State Municipal Bond Fund, P.O. Box 9671, Providence, Rhode Island 02940-9671 whether other persons are the beneficial owners of Series shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Series shares.


IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED STAMPED ENVELOPE.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT AND PLAN OF REORGANIZATION dated April 12, 2000 (the "Agreement"), between DREYFUS PREMIER STATE MUNICIPAL BOND FUND, a Massachusetts business trust (the "Trust"), on behalf of its GEORGIA SERIES (the "Series") and DREYFUS PREMIER MUNICIPAL BOND FUND, a Massachusetts business trust (the "Fund").

          This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Series, attributable to the Series' Class A, Class B and Class C shares, in exchange solely for Class A shares ("Fund Class A Shares"), Class B shares ("Fund Class B Shares") and Class C shares ("Fund Class C Shares" and, together with Fund Class A Shares and Fund Class B Shares, the "Fund Shares"), respectively, of beneficial interest, par value $.001 per share, of the Fund and the assumption by the Fund of certain liabilities of the Series and the distribution, after the Closing Date hereinafter referred to, of the Fund Shares to the shareholders of the Series in liquidation of the Series as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

          WHEREAS, the Series is a non-diversified series of the Trust, a registered, open-end management investment company, and the Fund is a registered, diversified, open-end management investment company, and the Series owns securities which are assets of the character in which the Fund is permitted to invest;

          WHEREAS, both the Fund and the Series are authorized to issue their shares of beneficial interest;

          WHEREAS, the Board of the Fund has determined that the exchange of all of the assets of the Series and certain liabilities of the Series, attributable to the Series' Class A, Class B and Class C shares, for Fund Class A Shares, Fund Class B Shares and Fund Class C Shares, respectively, and the assumption of such liabilities is in the best interests of the Fund's shareholders and that the interests of the Fund's existing shareholders would not be diluted as a result of this transaction; and

          WHEREAS, the Board of the Trust has determined that the exchange of all of the assets and certain of the liabilities of the Series, attributable to the Series' Class A, Class B and Class C shares, for Fund Class A Shares, Fund Class B Shares and Fund Class C Shares, respectively, and the assumption of such liabilities is in the best interests of the Series' shareholders and that the interests of the Series' existing shareholders would not be diluted as a result of this transaction:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

     1. TRANSFER OF ASSETS OF THE SERIES IN EXCHANGE FOR THE FUND SHARES AND ASSUMPTION OF SERIES LIABILITIES AND LIQUIDATION OF THE SERIES.

          1.1 Subject to the terms and conditions contained herein, the Series agrees to assign, transfer and convey to the Fund all of the assets of the Series, including all securities and cash (subject to liabilities), attributable to the Series' Class A, Class B and Class C shares, and the Fund agrees in exchange therefor (i) to deliver to the Series the number of Fund Shares, including fractional Fund Shares, determined as set forth in paragraph 2.3; and
(ii) to assume certain liabilities of the Series, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") on the closing date (the "Closing Date") provided for in paragraph 3.1. In lieu of delivering certificates for the Fund Shares, the Fund shall credit the Fund Shares to the Series' account on the books of the Fund and shall deliver a confirmation thereof to the Series.

          1.2 The Series will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Series prepared by The Dreyfus Corporation, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Fund shall assume only those liabilities of the Series reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

          1.3 Delivery of the assets of the Series to be transferred shall be made on the Closing Date and shall be delivered to The Bank of New York, 100 Church Street, New York, New York 10286, the Fund's custodian (the "Custodian"), for the account of the Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Fund.

          1.4 The Series will pay or cause to be paid to the Fund any interest received on or after the Closing Date with respect to assets transferred to the Fund hereunder. The Series will transfer to the Fund any distributions, rights or other assets received by the Series after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Fund on the Closing Date and shall not be separately valued.

          1.5 As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Series will liquidate and distribute pro rata to the Series' Class A, Class B and Class C shareholders of record, determined as of the close of business on the Closing Date (the "Series Shareholders"), Fund Class A Shares, Fund Class B Shares and Class C Shares, respectively, received by the Series pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the applicable Fund Shares then credited to the account of the Series on the books of the Fund to open accounts on the share records of the Fund in the names of the Series Shareholders and representing the respective pro rata number of the applicable Fund Shares due such shareholders. All issued and outstanding shares of the Series simultaneously will be canceled on the books of the Series.

          1.6 Ownership of Fund Shares will be shown on the books of the Fund's transfer agent. Shares of the Fund will be issued in the manner described in the Fund's current prospectus and statement of additional information.

          1.7 Any transfer taxes payable upon issuance of the Fund Shares in a name other than the registered holder of the Fund shares on the books of the Series as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Fund Shares are to be issued and transferred.

          1.8 Any reporting responsibility of the Series is and shall remain the responsibility of the Series up to and including the Closing Date and such later date on which the Series' existence is terminated.

          2. VALUATION.

          2.1 The value of the Series' assets to be acquired by the Fund hereunder shall be the value of such assets computed as of the close of trading on the floor of the New York Stock Exchange (currently, 4:00 p.m., New York time), except that options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange, on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Fund's Trust Agreement and then-current prospectus or statement of additional information.

          2.2 The net asset value of a Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Fund's Trust Agreement and then-current prospectus or statement of additional information.

          2.3 The number of Fund Class A Shares, Fund Class B Shares and Fund Class C Shares to be issued (including fractional shares, if any) in exchange for the Series' net assets shall be determined by dividing the value of the net assets of the applicable Class of the Series determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Fund Class A Share, Fund Class B Share or Fund Class C Share, as the case may be, determined in accordance with paragraph 2.2.

          2.4 All computations of value shall be made in accordance with the regular practices of the Fund.

     3    CLOSING AND CLOSING DATE.


          3.1 The Closing Date shall be August 22, 2000, or such later date as the parties may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at 10:00 a.m., New York time, at the offices of The Dreyfus Corporation, 200 Park Avenue, New York, New York, or such other time and/or place as the parties may mutually agree.


          3.2 The Custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Series' portfolio securities, cash and any other assets have been delivered in proper form to the Fund within two business days prior to or on the Closing Date; and (b) all necessary taxes including all applicable stock transfer stamps have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities.

          3.3 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Fund or the Series shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Fund or the Series is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

          3.4 The transfer agent for the Series shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Series Class A, Class B, and Class C Shareholders and the number and percentage ownership of outstanding Class A, Class B and Class C shares, respectively, owned by each such shareholder immediately prior to the Closing. The Fund shall issue and deliver a confirmation evidencing the Fund Shares to be credited on the Closing Date to the Secretary of the Series, or provide evidence satisfactory to the Series that such Fund Shares have been credited to the Series' account on the books of the Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

     4.   REPRESENTATIONS AND WARRANTIES.

          4.1 The Trust represents and warrants to the Fund as follows:

               (a) The Series is a series of the Trust, a business trust duly organized and validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out this Agreement.

               (b) The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

               (c) The Series is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Trust's Agreement and Declaration of Trust dated March 12, 1992, as the same may have been amended (the "Charter"), or its Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Series is a party or by which it is bound.

               (d) The Series has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

               (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Series or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Series knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

               (f) The Statements of Assets and Liabilities of the Series for the five fiscal years ended April 30, 1999 have been audited by Ernst & Young LLP, independent auditors, and are in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Series as of such dates, and there are no known contingent liabilities of the Series as of such dates not disclosed therein.

               (g) Since April 30, 1999, there has not been any material adverse change in the Series' financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in Section 1.2 hereof.

               (h) At the Closing Date, all Federal and other tax returns and reports of the Series required by law to have been filed by such dates shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

               (i) For each fiscal year of its operation, the Series has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

               (j) All issued and outstanding shares of the Series are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Series. All of the issued and outstanding shares of the Series will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph
3.4. The Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Series shares, nor is there outstanding any security convertible into any of the Series shares.

               (k) On the Closing Date, the Series will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

               (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Series Shareholders, this Agreement will constitute the valid and legally binding obligation of the Series, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

               (m) The proxy statement of the Trust, on behalf of the Series (the "Proxy Statement"), included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

          4.2 The Fund represents and warrants as follows:

               (a) The Fund is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement.

               (b) The Fund is registered under the 1940 Act as an open-end, diversified management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

               (c) The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

               (d) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Fund's Agreement and Declaration of Trust (the "Trust Agreement") or its Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which it is bound.

               (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

               (f) The Statements of Assets and Liabilities of the Fund for the ten fiscal years ended April 30, 1999 have been audited by Ernst & Young LLP, independent auditors, and are in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Series) fairly reflect the financial condition of the Fund as of such dates.

               (g) Since April 30, 1999 there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in Section 4.2(f) hereof.

               (h) At the Closing Date, all Federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all Federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof.

               (i) For each fiscal year of its operation, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

               (j) All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund Shares, nor is there outstanding any security convertible into any Fund Shares.

               (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Fund's Trustees and shareholders, and this Agreement will constitute the valid and legally binding obligation of the Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

               (l) The Proxy Statement included in the Registration Statement (only insofar as it relates to the Fund and is based on information furnished by the Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

     5.   COVENANTS OF THE FUND AND THE SERIES.

          5.1 The Fund and the Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and distributions.

          5.2 The Trust will call a meeting of the Series Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

          5.3 Subject to the provisions of this Agreement, the Fund and the Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

          5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Series shall furnish the Fund, in such form as is reasonably satisfactory to the Fund, a statement of the earnings and profits of the Series for Federal income tax purposes which will be carried over to the Fund as a result of Section 381 of the Code and which will be certified by the Trust's President or its Vice President and Treasurer.

          5.5 The Trust will provide the Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement, referred to in paragraph 4.1(m), all to be included in a Registration Statement on Form N-14 of the Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Series Shareholders to consider approval of this Agreement and the transactions contemplated herein.

          5.6 The Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

          The obligations of the Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Series of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          6.1 All representations and warranties of the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.



          6.2 The Series shall have delivered to the Fund a statement of the Series' assets and liabilities, together with a list of the Series' portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

          6.3 The Trust shall have delivered to the Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President and its Treasurer, in form and substance satisfactory to the Fund, to the effect that the representations and warranties of the Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

     7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SERIES.

          The obligations of the Series to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          7.1 All representations and warranties of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

          7.2 The Fund shall have delivered to the Series on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Series, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

     8.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE
          SERIES.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Series or the Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

          8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Series in accordance with the provisions of the Trust's Charter.

          8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

          8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Series to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Series, provided that either party hereto may for itself waive any of such conditions.

          8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

          8.5 The Series shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Series Shareholders all of the Series' investment company taxable income for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods ending on or prior to the Closing Date; and all of its net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

          8.6 The parties shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that for Federal income tax purposes:

               (a) The transfer of all or substantially all of the Series' assets in exchange for the Fund Shares and the assumption by the Fund of certain identified liabilities of the Series will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code; (b) No gain or loss will be recognized by the Fund upon the receipt of the assets of the Series solely in exchange for the Fund Shares and the assumption by the Fund of certain identified liabilities of the Series; (c) No gain or loss will be recognized by the Series upon the transfer of the Series' assets to the Fund in exchange for the Fund Shares and the assumption by the Fund of certain identified liabilities of the Series or upon the distribution (whether actual or constructive) of the Fund Shares to Series Shareholders in exchange for their shares of the Series;
(d) No gain or loss will be recognized by the Series Shareholders upon the exchange of their Series shares for the Fund Shares; (e) The aggregate tax basis for the Fund Shares received by each of the Series Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Series shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Fund Shares to be received by each Series Shareholder will include the period during which the Series shares exchanged therefor were held by such shareholder (provided the Series shares were held as capital assets on the date of the Reorganization); and (f) The tax basis of the Series assets acquired by the Fund will be the same as the tax basis of such assets to the Series immediately prior to the Reorganization, and the holding period of the assets of the Series in the hands of the Fund will include the period during which those assets were held by the Series.

          No opinion will be expressed as to the effect of the reorganization on
(i) the Series or the Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Series that is required to recognize unrealized gains and losses for Federal income tax purposes under a mark-to-market system of accounting.

     9. TERMINATION OF AGREEMENT.

          9.1 This Agreement and the transaction contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or of the Fund, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Series Shareholders) if circumstances should develop that, in the opinion of either of the parties' Board, make proceeding with the Agreement inadvisable.

          9.2 If this Agreement is terminated and the transaction contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the trustees, officers or shareholders of the Fund or of the Trust, as the case may be, in respect of this Agreement, except that the parties shall bear the aggregate expenses of the transaction contemplated hereby in proportion to their respective net assets as of the date this Agreement is terminated or the exchange contemplated hereby is abandoned.

    10.  WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Fund or of the Trust if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Series, as the case may be.

     11. MISCELLANEOUS.

          11.1 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

          11.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

          11.3 This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Fund and the Series shall be governed and construed in accordance with the internal laws of The Commonwealth of Massachusetts without giving effect to principles of conflict of laws.

          11.4 This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

          11.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          11.6 (a) The names "Dreyfus Premier Municipal Bond Fund" and "Trustees of Dreyfus Premier Municipal Bond Fund" refer respectively to the Fund and its Trustees, as trustees but not individually or personally, acting from time to time under the Trust Agreement, a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and at the principal office of the Fund. The obligations of the Fund entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Fund personally, but bind only the Fund's property, and all persons dealing with any class of shares of the Fund must look solely to the Fund's property belonging to such class for the enforcement of any claims against the Fund.

          (b) The names "Dreyfus Premier State Municipal Bond Fund" and "Trustees of Dreyfus Premier State Municipal Bond Fund" refer respectively to the Trust and its Trustees, as trustees but not individually or personally, acting from time to time under the Charter, a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of the Trust entered into in the name or on behalf of the Series by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the Series' property, and all persons dealing with the Series' class of shares of the Trust must look solely to the Series' property belonging to such class for the enforcement of any claims against the Series.

          11.7 Any references in this Agreement to actions taken, deliveries by or to, representations and warranties made by or to, or obligations of, the Series shall be deemed references to actions taken, deliveries by or to, representations and warranties made by or to, or obligations of, the Trust on behalf of the Series.

          IN WITNESS WHEREOF, the Fund and the Trust have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.


                                    DREYFUS PREMIER MUNICIPAL BOND FUND

                                    By: /s/ Stephen E. Canter
                                       --------------------------------
                                       Stephen E. Canter,
                                       President


ATTEST: /s/ Steven F. Newman
       ---------------------------
         Steven F. Newman,
         Secretary



                                   DREYFUS PREMIER STATE
                                   MUNICIPAL BOND FUND, on
                                   behalf of its Georgia Series


                                   By: /s/ Stephen E. Canter
                                      -----------------------------
                                       Stephen E. Canter,
                                       President


ATTEST: /s/ Steven F. Newman
       ------------------------
         Steven F. Newman,
         Secretary

                    DREYFUS PREMIER STATE MUNICIPAL BOND FUND
                                 GEORGIA SERIES

          The undersigned shareholder of the Georgia Series (the "Series") of Dreyfus Premier State Municipal Bond Fund (the "Trust") hereby appoints James Bitetto and Janette E. Farragher, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Series standing in the name of the undersigned at the close of business on May 15, 2000, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, at 10:00 a.m. on Tuesday, July 25, 2000, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

          Please mark boxes in blue or black ink.

          1. To approve an Agreement and Plan of Reorganization between the Series and Dreyfus Premier Municipal Bond Fund (the "Fund"), providing for the transfer of all of the assets of the Series, subject to its liabilities, attributable to its Class A, Class B and Class C shares in exchange for Class A, Class B and Class c shares, respectively, of the Fund and the assumption by the Fund of the Series' liabilities, and the pro rata distribution of those shares to Series' shareholders and subsequent termination of the Series.

         FOR                       AGAINST                    ABSTAIN

        [   ]                      [   ]                       [   ]

          2. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

THIS PROXY IS SOLICITED BY THE TRUST'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE ABOVE PROPOSAL UNLESS OTHERWISE INDICATED.

                           Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

                                               Dated:___________, 2000


                                               _____________________________
                                                     Signature(s)


                                               _____________________________
                                                     Signature(s)
Sign, Date and Return the Proxy Card
  Promptly Using the Enclosed Envelope

                       DREYFUS PREMIER MUNICIPAL BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                                  June 1, 2000
                            Transfer of the Assets of
                    DREYFUS PREMIER STATE MUNICIPAL BOND FUND
                                 Georgia Series


                                 200 Park Avenue
                            New York, New York 10166
                                 1-800-654-6561

                        To and in Exchange for Shares of
                       DREYFUS PREMIER MUNICIPAL BOND FUND

                                 200 Park Avenue
                            New York, New York 10166
                                 1-800-654-6561


          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated June 1, 2000, relating specifically to the proposed transfer of all of the assets and liabilities of the Georgia Series of Dreyfus Premier State Municipal Bond Fund in exchange for shares of Dreyfus Premier Municipal Bond Fund. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following described documents, each of which is attached hereto and incorporated herein by reference:


          1. The Statement of Additional Information of Dreyfus Premier Municipal Bond Fund dated September 1, 1999.

          2. The Statement of Additional Information of Dreyfus Premier State Municipal Bond Fund dated September 1, 1999.

          3. Annual Report of Dreyfus Premier Municipal Bond Fund for the fiscal year ended April 30, 1999.

          4. Semi-Annual Report of Dreyfus Premier Municipal Bond Fund for the six month period ended October 31, 1999.

          5. Annual Report of Dreyfus Premier State Municipal Bond Fund
     - Georgia Series - for the fiscal year ended April 30, 1999.

          6. Semi-Annual Report of Dreyfus Premier State Municipal Bond Fund
     - Georgia Series - for the six month period ended October 31, 1999.


          The Prospectus/Proxy Statement dated June 1, 2000 may be obtained by writing to Dreyfus Premier Municipal Bond Fund 200 Park Avenue, New York, New York 10166.